14. Financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 7,698,732	$ 3,022,238
Liabilities measured at fair value	298,194	26,244
Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	7,698,732	3,022,238
Liabilities measured at fair value	0	0
Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Liabilities measured at fair value	298,194	26,244
Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Liabilities measured at fair value	0	0
Financial assets at fair value through profit or loss | Mutual funds
Disclosure of financial assets [line items]
Financial assets measured at fair value	4,235,563	3,022,238
Financial assets at fair value through profit or loss | Mutual funds | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	4,235,563	3,022,238
Financial assets at fair value through profit or loss | Mutual funds | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Mutual funds | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Public debt securities
Disclosure of financial assets [line items]
Financial assets measured at fair value	3,463,169	0
Financial assets at fair value through profit or loss | Public debt securities | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	3,463,169	0
Financial assets at fair value through profit or loss | Public debt securities | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial assets at fair value through profit or loss | Public debt securities | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Derivative financial liabilities not designated as hedging instruments | Interest rate swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	298,194	26,244
Derivative financial liabilities not designated as hedging instruments | Level 1 | Interest rate swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	0	0
Derivative financial liabilities not designated as hedging instruments | Level 2 | Interest rate swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	298,194	26,244
Derivative financial liabilities not designated as hedging instruments | Level 3 | Interest rate swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	$ 0	$ 0